Schedule of Property and Equipment Useful Life (Details)	Dec. 31, 2025
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	3 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	39 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	2 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	27 years
Structures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	6 years
Structures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	15 years
Facilities Asset Retirement Obligation [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	2 years
Facilities Asset Retirement Obligation [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	39 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	2 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	6 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	2 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	15 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	17 years
Software Development [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	5 years
Land [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	0 years